Hood River Small-Cap Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Consumer Discretionary - 8.0%
Broadline Retail - 0.8%
Ollie's Bargain Outlet Holdings, Inc. (a)	475,450	$43,760,418

Diversified Consumer Services - 1.3%
Grand Canyon Education, Inc. (a)	172,679	29,360,610
Universal Technical Institute, Inc. (a)(b)	1,033,052	37,293,177
		66,653,787
Hotels, Restaurants & Leisure - 3.4%
Cava Group, Inc. (a)(b)	619,817	50,143,195
Genius Sports Ltd. (a)	3,135,884	13,891,966
Kura Sushi USA, Inc. - Class A (a)(b)	410,754	28,666,522
Life Time Group Holdings, Inc. (a)	1,726,088	46,500,811
Rush Street Interactive, Inc. (a)	1,605,032	34,909,446
		174,111,940
Household Durables - 0.2%
Lovesac Co. (a)(b)	620,308	9,161,949

Specialty Retail - 2.3%
Academy Sports & Outdoors, Inc. (b)	587,797	33,181,141
Camping World Holdings, Inc. - Class A	1,919,108	13,107,508
Five Below, Inc. (a)	143,734	32,840,344
Signet Jewelers Ltd. (b)	489,397	41,422,562
		120,551,555
Total Consumer Discretionary		414,239,649

Consumer Staples - 0.6%
Beverages - 0.5%
Celsius Holdings, Inc. (a)(b)	758,084	26,896,820

Food Products - 0.1%
Freshpet, Inc. (a)	32,859	1,937,367
Total Consumer Staples		28,834,187

Energy - 2.5%
Energy Equipment & Services - 0.8%
WaterBridge Infrastructure LLC - Class A	316,406	8,476,517
Xenergy Reactor Company (a)(c)	2,166,973	31,499,986
		39,976,503
Oil, Gas & Consumable Fuels - 1.7%
Denison Mines Corp. (a)(b)	16,566,804	58,480,818
Northern Oil & Gas, Inc. (b)	1,042,805	30,481,190
		88,962,008
Total Energy		128,938,511

Financials - 8.1%
Banks - 2.5%
Customers Bancorp, Inc. (a)	966,029	67,052,073
Texas Capital Bancshares, Inc. (a)	271,456	25,755,745
WesBanco, Inc. (b)	1,058,473	36,506,734
		129,314,552
Consumer Finance - 3.9%
Dave, Inc. (a)(b)	537,850	93,634,306
FirstCash Holdings, Inc.	588,804	110,695,152
		204,329,458
Insurance - 1.7%
HCI Group, Inc.	410,059	63,399,222
Palomar Holdings, Inc. (a)	223,794	26,743,383
		90,142,605
Total Financials		423,786,615

Health Care - 21.1%
Biotechnology - 12.7%
Arrowhead Pharmaceuticals, Inc. (a)(b)	578,500	36,271,950
Bridgebio Pharma, Inc. (a)(b)	684,355	50,820,202
Corvus Pharmaceuticals, Inc. (a)	744,094	10,886,095
Insmed, Inc. (a)	267,732	43,779,537
Krystal Biotech, Inc. (a)(b)	329,780	85,188,770
Madrigal Pharmaceuticals, Inc. (a)	134,720	70,521,878
Mirum Pharmaceuticals, Inc. (a)(b)	149,307	13,792,981
Neurocrine Biosciences, Inc. (a)	173,881	22,907,083
Nuvalent, Inc. - Class A (a)(b)	255,949	26,221,975
Praxis Precision Medicines, Inc. (a)(b)	187,831	60,517,270
Protagonist Therapeutics, Inc. (a)	445,248	46,929,139
PTC Therapeutics, Inc. (a)	889,381	60,593,528
Rhythm Pharmaceuticals, Inc. (a)	129,034	11,222,087
Scholar Rock Holding Corp. (a)(b)	1,069,421	52,572,736
Soleno Therapeutics, Inc. (a)	331,392	11,095,004
Syndax Pharmaceuticals, Inc. (a)	1,211,108	28,291,483
TG Therapeutics, Inc. (a)	933,712	31,017,913
		662,629,631
Health Care Equipment & Supplies - 3.0%
Alphatec Holdings, Inc. (a)	1,506,549	16,391,253
AtriCure, Inc. (a)	1,637,849	46,727,832
Enovis Corp. (a)(b)	931,521	21,192,103
LivaNova PLC (a)	351,912	22,367,527
MiniMed Group, Inc. (a)(b)	793,709	11,842,138
TransMedics Group, Inc. (a)(b)	365,464	36,330,776
		154,851,629
Health Care Providers & Services - 4.4%
Alignment Healthcare, Inc. (a)	3,924,617	69,151,752
Ensign Group, Inc. (b)	285,797	57,588,095
Guardant Health, Inc. (a)	667,252	61,634,067
RadNet, Inc. (a)	738,220	41,259,116
		229,633,030
Pharmaceuticals - 1.0%
Axsome Therapeutics, Inc. (a)(b)	189,665	32,057,178
Crinetics Pharmaceuticals, Inc. (a)(b)	471,731	17,133,270
		49,190,448
Total Health Care		1,096,304,738

Industrials - 30.1% (d)
Aerospace & Defense - 4.7%
Axon Enterprise, Inc. (a)	52,299	22,210,862
Karman Holdings, Inc. (a)(b)	742,858	59,465,783
Kratos Defense & Security Solutions, Inc. (a)(b)	1,467,553	103,477,162
PDW Holdings Inc. (a)(c)	3,335,186	14,999,999
VSE Corp. (b)	159,252	29,366,069
York Space Systems, Inc. (a)(b)	516,521	11,451,271
		240,971,146
Building Products - 0.5%
Modine Manufacturing Co. (a)	121,252	26,276,521

Commercial Services & Supplies - 0.9%
Clean Harbors, Inc. (a)	79,604	22,824,855
Interface, Inc.	1,046,515	26,079,154
		48,904,009
Construction & Engineering - 10.1%
API Group Corp. (a)	1,217,003	49,312,962
Comfort Systems USA, Inc.	128,037	176,561,743
Granite Construction, Inc. (b)	583,222	69,916,653
MasTec, Inc. (a)	721,111	232,010,253
		527,801,611
Electrical Equipment - 3.8%
Babcock & Wilcox Enterprises, Inc. (a)	6,033,924	88,638,343
Bloom Energy Corp. - Class A (a)	814,204	110,316,500
		198,954,843
Ground Transportation - 5.2%
Knight-Swift Transportation Holdings, Inc.	1,405,107	80,906,061
RXO, Inc. (a)(b)	2,928,155	42,809,626
Schneider National, Inc. - Class B (b)	1,132,672	29,857,234
XPO, Inc. (a)(b)	609,364	118,551,766
		272,124,687
Machinery - 1.6%
ESCO Technologies, Inc.	156,851	44,133,166
Flowserve Corp.	529,542	38,926,632
		83,059,798
Marine Transportation - 0.6%
Kirby Corp. (a)	243,466	32,351,762

Trading Companies & Distributors - 2.7%
QXO, Inc. (a)(b)	4,372,357	84,911,173
Transcat, Inc. (a)	402,674	29,576,405
Xometry, Inc. - Class A (a)(b)	573,822	23,434,891
		137,922,469
Total Industrials		1,568,366,846

Information Technology - 25.0% (d)
Aerospace & Defense - 0.4%
Red Cat Holdings, Inc. (a)(b)	1,587,479	20,780,100

Communications Equipment - 4.1%
Applied Optoelectronics, Inc. (a)(b)	838,236	70,906,383
Lumentum Holdings, Inc. (a)(b)	149,207	104,856,711
Ondas Holdings, Inc. (a)(b)	4,094,418	37,013,539
		212,776,633
Electronic Equipment, Instruments & Components - 3.3%
Fabrinet (a)	59,259	30,904,754
LightPath Technologies, Inc. - Class A (a)	984,371	9,873,241
nLight, Inc. (a)	604,818	34,486,722
OSI Systems, Inc. (a)(b)	241,803	64,201,115
TTM Technologies, Inc. (a)	339,488	33,072,921
		172,538,753
IT Services - 8.6%
Applied Digital Corp. (a)(b)	12,259,088	291,030,749
DigitalOcean Holdings, Inc. (a)(b)	1,835,457	157,445,502
		448,476,251
Semiconductors & Semiconductor Equipment - 4.9%
AXT, Inc. (a)(b)	346,324	19,733,542
Lattice Semiconductor Corp. (a)	679,023	62,986,173
Rambus, Inc. (a)(b)	362,445	31,181,143
Semtech Corp. (a)	1,196,933	92,032,178
Sequans Communications SA - ADR (a)	615,790	1,557,949
SiTime Corp. (a)	133,210	46,004,074
		253,495,059
Software - 3.7%
ACI Worldwide, Inc. (a)	1,309,816	53,715,554
BlackBerry Ltd. (a)(b)	7,693,303	24,926,301
Hut 8 Corp. (a)	916,423	42,989,403
Pegasystems, Inc.	512,773	21,823,619
Unity Software, Inc. (a)	2,373,154	52,066,999
		195,521,876
Total Information Technology		1,303,588,672

Materials - 2.3%
Construction Materials - 0.9%
Eagle Materials, Inc. (b)	90,643	17,172,317
Knife River Corp. (a)(b)	335,665	27,407,047
		44,579,364
Metals & Mining - 1.4%
Almonty Industries, Inc. (a)	1,845,939	26,729,197
United States Antimony Corp. (a)(b)	1,798,554	15,701,376
USA Rare Earth, Inc. (a)(b)	2,110,146	31,937,060
		74,367,633
Total Materials		118,946,997

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Landbridge Co. LLC - Class A (b)	593,216	40,961,565

Utilities - 0.3%
Electric Utilities - 0.3%
Oklo, Inc. (a)(b)	307,978	15,272,629
TOTAL COMMON STOCKS (Cost $3,383,748,273)		5,139,240,409

REAL ESTATE INVESTMENT TRUSTS - 0.6%	Shares	Value
Financials - 0.6%
Financial Services - 0.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	864,096	31,755,528
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $23,489,456)		31,755,528

PRIVATE NOTES - 0.1%	Par	Value
Consumer Discretionary - 0.1%
Cariloha 15.00%, 12/31/2026 (c)(h)	6,500,000	6,500,000
TOTAL PRIVATE NOTES (Cost $6,500,000)		6,500,000

RIGHTS - 0.0% (e)	Contracts	Value
Health Care - 0.0% (e)
Pharmaceuticals — 0.0% (e)
Novo Nordisk AS, Exercise Price $0.00 (a)(c)	350,637	-
TOTAL RIGHTS (Cost $-)		-

WARRANTS - 0.0% (e)	Contracts	Value
Ondas Holdings,, Inc., Expires 10/06/2032, Exercise Price $20.00 (a)(c)(f)(g)	4,320,000	-
TOTAL WARRANTS (Cost $-)		-

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.1%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (i)	945,038,776	945,038,776
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $945,038,776)		945,038,776

MONEY MARKET FUNDS - 0.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (i)	29,071,086	29,071,086
TOTAL MONEY MARKET FUNDS (Cost $29,071,086)		29,071,086

TOTAL INVESTMENTS - 118.2% (Cost $4,387,847,591)		6,151,605,799
Liabilities in Excess of Other Assets - (18.2)%		(945,851,978)
TOTAL NET ASSETS - 100.0%		$5,205,753,821

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $986,188,312.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $52,999,985 or 1.0% of net assets as of March 31, 2026.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Represents less than 0.05% of net assets.
(f)
All or some of the shares of the security were acquired through a private investment in public equity (PIPE) transaction. Security may be subject to legal restrictions on sales and was illiquid as of March 31, 2026.

(g)	Security received at no cost in connection with Ondas Holdings 2025 PIPE transaction. The security had no market value as of March 31, 2026.
(h)	Private investment.
(i)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Hood River Small-Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,092,740,424	$–	$46,499,985	$5,139,240,409
Real Estate Investment Trusts	31,755,528	–	–	31,755,528
Private Notes	–	–	6,500,000	6,500,000
Rights	–	–	-	-
Warrants	–	–	-	-
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	945,038,776
Money Market Funds	29,071,086	–	–	29,071,086
Total Investments	$5,153,567,038	$–	$52,999,985	$6,151,605,799

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $945,038,776 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.